Audit, Audit Related and Other Non-Audit Services - Summary of Total Fees Received by Company's Auditors from the BT Pension Scheme (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Auditor Remuneration [Line Items]
Audit services fees	£ 11,238	£ 9,935	£ 8,944
Audit related assurance services	803	3,009	3,844
Total services	13,672	14,809	14,998
Audit Related Assurance Services [Member]
Auditor Remuneration [Line Items]
Audit related assurance services	1,631	1,865	2,210
Tax Compliance Services [Member]
Auditor Remuneration [Line Items]
Taxation services fees		366	412
Tax Advisory Services [Member]
Auditor Remuneration [Line Items]
Taxation services fees		111	156
All Other Non Audit Services [Member]
Auditor Remuneration [Line Items]
Audit related assurance services	592	2,332	1,665
BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Total services	2,137	2,122	1,705
BT Pension Scheme [Member] | Audit Of Financial Statements Of Associates [Member]
Auditor Remuneration [Line Items]
Audit services fees	345	251	213
BT Pension Scheme [Member] | Audit Related Assurance Services [Member]
Auditor Remuneration [Line Items]
Audit related assurance services			10
BT Pension Scheme [Member] | Tax Compliance Services [Member]
Auditor Remuneration [Line Items]
Taxation services fees	153	210	198
BT Pension Scheme [Member] | Tax Advisory Services [Member]
Auditor Remuneration [Line Items]
Taxation services fees	1,074	493	681
BT Pension Scheme [Member] | All Other Non Audit Services [Member]
Auditor Remuneration [Line Items]
Audit related assurance services	£ 565	£ 1,168	£ 603